GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
GENERAL [Abstract]
Accumulated deficit	$ (68,200)	$ (65,565)
Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	81.00%	68.00%	64.00%